Average Annual Total Returns{- Fidelity Asset Manager 60%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-11 - Fidelity Asset Manager 60%	Fidelity Asset Manager 60% Return Before Taxes Past 1 year	Fidelity Asset Manager 60% Return Before Taxes Past 5 years	Fidelity Asset Manager 60% Return Before Taxes Past 10 years	Fidelity Asset Manager 60% After Taxes on Distributions Past 1 year	Fidelity Asset Manager 60% After Taxes on Distributions Past 5 years	Fidelity Asset Manager 60% After Taxes on Distributions Past 10 years	Fidelity Asset Manager 60% After Taxes on Distributions and Sales Past 1 year	Fidelity Asset Manager 60% After Taxes on Distributions and Sales Past 5 years	Fidelity Asset Manager 60% After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0595 Past 1 year	F0595 Past 5 years	F0595 Past 10 years
Total	16.14%	10.22%	8.23%	15.45%	9.27%	7.18%	9.74%	7.80%	6.30%	18.40%	15.22%	13.88%	14.07%	9.96%	8.48%